Changes in Capital Accounts, Class A, July, August 2022 Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Aug. 12, 2022	Jul. 18, 2022	Jun. 01, 2022	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 01, 2023
Equity Offerings [Abstract]
Number of shares of common stock that can be purchased with each warrant (in shares)		1	1
Common stock, par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Common stock, shares outstanding (in shares)				12,432,158	12,432,158
Class A Warrant [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)			1
Exercise price of warrant (in dollars per share)			$ 15.75
Expiration period of warrant				5 years
Warrants exercised (in shares)			59,366
June Warrants [Member]
Equity Offerings [Abstract]
Common stock, shares outstanding (in shares)				567,366	567,366	567,366
July Warrants [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)		1
Exercise price of warrant (in dollars per share)							$ 1.65
Expiration period of warrant				5 years 6 months
Number of shares of common stock that can be purchased with warrants (in shares)		1,133,333
Direct offering (in shares)		1,133,333
Common stock, shares outstanding (in shares)				1,033,333	1,033,333	1,033,333
August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share)							$ 1.65
Expiration period of warrant				5 years
Number of shares of common stock that can be purchased with warrants (in shares)	2,222,222
Direct offering (in shares)	2,222,222
Common stock, shares outstanding (in shares)				2,122,222	2,122,222	2,122,222
Common Stock [Member]
Equity Offerings [Abstract]
Number of securities included in each unit (in shares)		1	1
Number of shares of common stock that can be purchased with warrants (in shares)			59,366
Common Stock [Member] | July Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share)		$ 5.25
Common Stock [Member] | August Warrants [Member]
Equity Offerings [Abstract]
Exercise price of warrant (in dollars per share)	$ 6.75
Underwritten Public Offering [Member]
Equity Offerings [Abstract]
Units issued (in shares)			508,000
Share price (in dollars per share)			$ 15.75
Net proceeds from issuance of equity			$ 7,126